Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,520,960
Previously Paid Amount	0.00
Total Fee Amount	2,557.74
Total Offset Amount	0.00
Net Fee	2,557.74
Narrative - Max Aggregate Offering Price	$ 18,520,960
Final Prospectus	true